Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)				6 Months Ended	12 Months Ended
		Feb. 16, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | (per share)					$ 0.32	$ 0.42	$ 0.40	$ 0.56
Fair value				$ (10,503,941)	$ (12,300,453)	$ 18,843,947
Change in derivative liability				$ 10,503,941	$ 12,300,453	$ (18,843,947)
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares		$ 0.29	$ 0.27		$ 0.37
Fair value		$ 3,813,103	$ 3,813,103		$ 3,483,745
Change in derivative liability					$ (329,358)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life		1826 days	1826 days	1501 days
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		100	100		100		100
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.49	0.49		1.25		1.25
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0	0		0		0
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.41	$ 0.37
Fair value				$ 14,493,215	$ 6,790,163
Change in derivative liability					$ (7,703,052)
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				973 days	608 days		608 days
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100	100		100
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				1.31	0.95		0.95
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0	0		0
Warrant Liabilities [Member] | August 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.41
Fair value				$ 0
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				221 days
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				1.23
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0
Warrant Liabilities [Member] | November 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.41
Fair value				$ 52,540
Change in derivative liability					$ (52,540)
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				332 days
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				1.09
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares	[1],[2]			$ 0.41	$ 0.37
Fair value	[1]			$ 3,438,839	$ 2,067,493
Change in derivative liability	[1]				$ (1,371,346)
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[1]			1826 days	1461 days		1461 days
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]			100	100		100
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]			0.85	1.02		1.02
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]			0	0		0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value	[2]			$ 5,922,270	$ 3,177,485
Change in derivative liability	[2]				$ (2,744,785)
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[2]				1461 days		1461 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[2]			213 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[2]			1826 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[2]			100	100		100
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[2]			0.81	1.02		1.02
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[2]			0	0		0

[1]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.